Property, Plant and Equipment, Intangible Assets and Goodwill - Schedule of Property Plant and Equipment (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	R$ 11,681,575	R$ 11,681,575
Beginning balance	11,681,575
Ending balance	12,417,822	11,681,575
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	14,502,882	12,540,013
Beginning balance	14,502,882	12,540,013
Additions	2,242,546	2,197,316
Business combinations(iii)	5,699	20,603
Disposals	(263,440)	(221,944)
Transfers	(155,419)	(33,106)
Effect of exchange rate fluctuations	47,511
Ending balance	16,379,779	14,502,882
Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	(2,821,307)	(1,813,565)
Beginning balance	(2,821,307)	(1,813,565)
Additions	(1,320,729)	(1,232,983)
Disposals	252,587	199,394
Transfers	18,922	25,847
Impairment	(71,732)
Effect of exchange rate fluctuations	(19,698)
Ending balance	(3,961,957)	(2,821,307)
Land, buildings and improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	772,596	772,596
Beginning balance	772,596
Ending balance	892,266	772,596
Land, buildings and improvements [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	1,070,095	1,043,437
Beginning balance	1,070,095	1,043,437
Additions	565	38
Disposals	(4,183)	(2,239)
Transfers	155,699	28,859
Effect of exchange rate fluctuations	21,251
Ending balance	1,243,427	1,070,095
Land, buildings and improvements [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	(297,499)	(255,893)
Beginning balance	(297,499)	(255,893)
Additions	(52,925)	(41,343)
Disposals	3,518	234
Transfers	(1,058)	(497)
Effect of exchange rate fluctuations	(3,197)
Ending balance	(351,161)	(297,499)
Machinery, equipment and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	530,252	530,252
Beginning balance	530,252
Ending balance	602,361	530,252
Machinery, equipment and facilities [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	874,398	716,310
Beginning balance	874,398	716,310
Additions	8,702	5,911
Business combinations(iii)		2,867
Disposals	(25,421)	(106,088)
Transfers	173,251	255,398
Effect of exchange rate fluctuations	14,640
Ending balance	1,045,570	874,398
Machinery, equipment and facilities [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	(344,146)	(287,745)
Beginning balance	(344,146)	(287,745)
Additions	(116,002)	(135,580)
Disposals	25,054	93,592
Transfers	2,609	(14,413)
Effect of exchange rate fluctuations	(10,724)
Ending balance	(443,209)	(344,146)
Railcars and locomotives [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	4,849,944	4,849,944
Beginning balance	4,849,944
Ending balance	4,765,034	4,849,944
Railcars and locomotives [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	6,095,595	5,270,469
Beginning balance	6,095,595	5,270,469
Additions	42,031	14,835
Disposals	(189,143)	(125,206)
Transfers	560,265	935,497
Ending balance	6,508,748	6,095,595
Railcars and locomotives [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	(1,245,651)	(742,297)
Beginning balance	(1,245,651)	(742,297)
Additions	(655,745)	(643,683)
Disposals	186,557	99,753
Transfers	4,933	40,576
Impairment	(33,808)
Ending balance	(1,743,714)	(1,245,651)
Permanent railways [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	4,186,339	4,186,339
Beginning balance	4,186,339
Ending balance	4,720,175	4,186,339
Permanent railways [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	5,136,116	4,474,856
Beginning balance	5,136,116	4,474,856
Additions		3,729
Disposals		(3,695)
Transfers	991,023	661,226
Ending balance	6,127,139	5,136,116
Permanent railways [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	(949,777)	(542,228)
Beginning balance	(949,777)	(542,228)
Additions	(467,634)	(395,677)
Disposals		749
Transfers	33,343	(12,621)
Impairment	(22,896)
Ending balance	(1,406,964)	(949,777)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	986,102	986,102
Beginning balance	986,102
Ending balance	1,043,286	986,102
Construction in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	986,102	708,580
Beginning balance	986,102	708,580
Additions	2,181,586	2,171,507
Disposals	(1,538)	25,350
Transfers	(2,114,281)	(1,919,335)
Effect of exchange rate fluctuations	2,259
Ending balance	1,054,128	986,102
Construction in progress [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	(10,842)
Impairment	(10,842)
Ending balance	(10,842)
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	356,342	356,342
Beginning balance	356,342
Ending balance	394,700	356,342
Other [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	340,576	326,361
Beginning balance	340,576	326,361
Additions	9,662	1,296
Business combinations(iii)	5,699	17,736
Disposals	(43,155)	(10,066)
Transfers	78,624	5,249
Effect of exchange rate fluctuations	9,361
Ending balance	400,767	340,576
Other [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	15,766	14,598
Beginning balance	15,766	14,598
Additions	(28,423)	(16,700)
Disposals	37,458	5,066
Transfers	(20,905)	12,802
Impairment	(4,186)
Effect of exchange rate fluctuations	(5,777)
Ending balance	R$ (6,067)	R$ 15,766